Repurchase of Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Nov. 14, 2018 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Repurchase of ordinary share of ZTO Express
Total cash consideration for repurchase of ordinary shares | ¥		¥ 1,228,341	¥ 738,746	¥ 737,004
ADSs | Class A ordinary shares
Repurchase of ordinary share of ZTO Express
Share Price | $ / shares					$ 22.20
ADSs | Class A ordinary shares | New share repurchase program on November 15, 2018
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares		14,491,197	7,716,436	1,700,000
Share Price | $ / shares					$ 22.20	$ 17.33	$ 15.85
Total cash consideration for repurchase of ordinary shares | ¥			¥ 924,418	¥ 185,673
Aggregate value of shares authorized to repurchase | $	$ 500
Period of share repurchase program	18 months
Ordinary shares
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares		6,774,761	6,016,436	7,565,487